Concessions and Authorizations (Details) - Concession Agreement Or Authorization [Member]	12 Months Ended
Dec. 31, 2023
Copel D I S [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 046/1999, extended by 5th addendum to the contract
Percentage of concession agreements interest	100.00%
Maturity	07.07.2045
Elejor [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 125/2001 - HPP Fundão
Percentage of concession agreements interest	70.00%
Maturity	06.11.2040
Elejor 1 [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 125/2001 - HPP Santa Clara
Maturity	05.10.2040
Elejor 2 [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Fundão I and HGP Santa Clara I
Dona Francisca Energetica [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Contract 188/1998 - HPP Dona Francisca
Percentage of concession agreements interest	23.00%
Maturity	09.21.2037
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Authorization 351/1999 - TPP Araucária (60.9% Copel GET)
Percentage of concession agreements interest	20.30%
Maturity	12.23.2029
Compagas [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	Concession gas distribution contract
Percentage of concession agreements interest	51.00%
Maturity	07.06.2054
Usina De Energia Eolica Sao Joao S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 173 /2012 - WPP São João
Percentage of concession agreements interest	49.00%
Maturity	03.26.2047
Usina De Energia Eolica Carnauba S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 204 /2012 - WPP Carnaúbas
Percentage of concession agreements interest	49.00%
Maturity	04.09.2047
Usina De Energia Eolica Reduto S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 230 /2012 - WPP Reduto
Percentage of concession agreements interest	49.00%
Maturity	04.16.2047
Usina De Energia Eolica Santo Cristo S A [Member]
IfrsStatementLineItems [Line Items]
Concessions agreements or authorizations	MME Ordinance 233/2012 - WPP Santo Cristo
Percentage of concession agreements interest	49.00%
Maturity	04.18.2047